Cash Dividend	6 Months Ended
Jun. 30, 2023
Cash Dividend
Cash Dividend

13.Cash Dividend

On March 03, 2022, the Group approved and declared a cash dividend of US$0.021 per ordinary share on its outstanding shares as of the close of trading on March 24, 2022. Such dividend of RMB416 was fully paid in April 2022. The Group did not declare cash dividend to its shareholders for the six months ended June 30, 2023.